Identification and Activities of the Company and Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Identification and Activities of the Company and Subsidiaries [Abstract]
Disclosure of information about employees [text block]
As of December 31, 2021, and 2020, the workforce was as follows:

	As of December 31, 2021			As of December 31, 2020
Employees	SQM S.A.	Other subsidiaries	Total	SQM S.A.	Other subsidiaries	Total
Executives	33	103	136	33	93	126
Professionals	117	1,639	1,756	108	1,696	1,804
Technicians and operators	275	3,914	4,189	267	3,310	3,577
Overall total	425	5,656	6,081	408	5,099	5,507

	As of December 31, 2021			As of December 31, 2020
Place of work	SQM S.A.	Other subsidiaries	Total	SQM S.A.	Other subsidiaries	Total
In Chile	425	5,246	5,671	408	4,672	5,080
Outside Chile	-	410	410	-	427	427
Overall total	425	5,656	6,081	408	5,099	5,507

Schedule of Shareholders stock and Ownership Percentage [Text Block]	The following information is derived from our registry and reports managed by the DCV and informed to the CMF and the Chilean Stock Exchange:

Shareholders as of December 31, 2021	No. of Series A	% of Series A shares	No. of Series B	% of Series B shares	% of total shares
The Bank of New York Mellon, ADRs	-	-	67,603,420	47.34%	23.67%
Inversiones TLC SpA (1)	62,556,568	43.80%	-	-	21.90%
Sociedad de Inversiones Pampa Calichera S.A. (2)	44,989,231	31.50%	-	-	15.75%
Potasios de Chile S.A.	18,179,147	12.73%	-	-	6.36%
Banco de Chile via State Street	23,428	0.02%	9,178,379	6.43%	3.22%
Banco Santander via foreign investor accounts	-	-	8,856,091	6.20%	3.10%
Inv. Global Mining (Chile) Ltda.	8,798,539	6.16%	-	-	3.08%
Banco de Chile non-resident third party accounts	445	-	7,939,865	5.56%	2.78%
Banco de Chile via Citi NA New York Clients	67,463	0.05%	4,795,310	3.36%	1.70%
Inversiones la Esperanza de Chile Limitada	4,246,226	2.97%	-	-	1.49%
Larraín Vial S.A. Corredora de Bolsa	125,726	0.09%	3,653,614	2.56%	1.32%
AFP Habitat S.A. for Pension Fund C	-	-	2,914,292	2.04%	1.02%

Shareholders as of December 31, 2020	No. of Series A	% of Series A shares	No. of Series B	% of Series B shares	% of total shares
Inversiones TLC SpA (1)	62,556,568	43.80%	-	-	23.77%
The Bank of New York Mellon, ADRs	-	-	50,792,452	42.19%	19.30%
Sociedad de Inversiones Pampa Calichera S.A. (2)	44,894,152	31.43%	922,971	0.77%	17.41%
Potasios de Chile S.A.	18,179,147	12.73%	-	-	6.91%
Inversiones Global Mining (Chile) Limitada	8,798,539	6.16%	-	-	3.34%
Euroamerica C de B S. A.	1,418	-	8,788,517	7.30%	3.34%
Banco Santander via foreign investor accounts	-	-	7,294,827	6.06%	2.77%
Banco de Chile via State Street	-	-	6,971,782	5.79%	2.65%
Banco de Chile non-resident third party accounts	-	-	6,129,339	5.09%	2.33%
Inversiones la Esperanza de Chile Limitada	4,147,263	2.90%	46,500	0.04%	1.59%
Banchile Corredora de Bolsa S. A.	459,202	0.32%	2,426,758	2.02%	1.10%
Banco de Chile on behalf of Citibank NA New York customers	177,463	0.12%	1,732,249	1.44%	0.73%